Offerings	Mar. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, reserved for issuance under the Registrant's 2025 Stock Incentive Plan
Amount Registered | shares	10,912,038
Proposed Maximum Offering Price per Unit	6.32
Maximum Aggregate Offering Price	$ 68,964,080.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,523.94
Offering Note	1a. Represents shares of Class A common stock reserved for issuance under the Registrant's 2025 Stock Incentive Plan (the "Plan").

1b. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(h) and 457(c) under the Securities Act. The Proposed Maximum Offering Price Per Unit is based on the average of the high and low prices of the Registrant’s Class A common stock, as reported on the New York Stock Exchange on March 27, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, reserved for issuance under the Registrant's 2025 Stock Incentive Plan
Amount Registered | shares	13,446,498
Proposed Maximum Offering Price per Unit	14.32
Maximum Aggregate Offering Price	$ 192,553,851.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 26,591.69
Offering Note	Represents Common Shares issuable upon the exercise of outstanding options granted under the Plan executed on December 8, 2025 and January 2, 2026. The corresponding proposed maximum offering price per share, which is estimated in accordance with Rule 457(h) solely for the purpose of calculating the registration fee, represents the weighted average exercise price of such outstanding options.